INDEPENDENCE ONE PRIME MONEY MARKET FUND
INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
(PORTFOLIOS OF INDEPENDENCE ONE(R) MUTUAL FUNDS)

--------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2000

On page 20 of your Prospectus, under the section "Who Manages the Funds?," please delete the second paragraph in its entirety and replace it with the following:

   "Independence One Capital Management Corporation ("IOCM") is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. "

                                                                   April 2, 2001

CUSIP
453777203

CUSIP
453777302

CUSIP
453777401

CUSIP
453777708

                                                                           26385

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
INDEPENDENCE ONE FIXED INCOME FUND
INDEPENDENCE ONE EQUITY PLUS FUND
INDEPENDENCE ONE SMALL CAP FUND
INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

 (PORTFOLIOS OF INDEPENDENCE ONE(R)MUTUAL FUNDS)
--------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUSES DATED JUNE 30, 2000

On page 2 of the Prospectuses, under the section "Independence One International Equity Fund," please delete the section in its entirety and replace it with the following:

   "INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

   GOAL:    Seeks to provide total return.

   STRATEGY: The Fund primarily invests in common stocks and other equity securities of foreign companies. The Fund seeks to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the "MSCI-EAFE Index") (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund's Sub-Adviser diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the Sub-Adviser uses a bottom-up approach to identify attractive industries and companies in various countries. The Sub-Adviser adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Sub-Adviser may not necessarily spread the Fund's investments among more than three foreign countries, the Sub-Adviser intends to diversify the Fund's investments among various countries in an effort to reduce risks.

   The Fund has an investment goal of total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The Fund's current strategy focuses on capital appreciation rather any income. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds. For the Fund, income is typically incidental."

For Class B Shareholders, please delete the section "Through an Exchange" and "Exchange Privileges" in their entirety and replace them with the following:

   "THROUGH AN EXCHANGE

   You may purchase Shares through an exchange from the same Share class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and exchange Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust and Shares of any of the Independence One Money Market funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

   EXCHANGE PRIVILEGES

   You may exchange Shares of the Fund into the same class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust, and Shares of any of the Independence One Money Market funds. Shareholders of the Funds have access to these funds ("participating funds") through an exchange program.

   To execute an order to exchange, you must:

   o  ensure that the account registrations are identical;

   o  meet any minimum initial investment requirements; and

   o  receive a prospectus for the fund into which you wish to exchange.

   An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

   The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds."

For all Shareholders, under the section "Who Manages the Funds?," please delete the section in its entirety and replace it with the following:

   "WHO MANAGES THE FUNDS?

   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail-Code 10-52, Farmington Hills, Michigan, 48333-9065.

   The Adviser has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), which is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

   The Adviser has delegated daily management of some of the International Equity Fund's assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC ("AAAM"), which is paid by the Adviser and not by the Fund. AAAM's address is 208 S. LaSalle Street, 4th floor, Chicago, Illinois, 60604. The International Equity Team, associated with AAAM, is responsible for the day-to-day portfolio management of the International Equity Fund.

   Independence One Capital Management Corporation ("IOCM") is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

   An Investment Committee, associated with the Funds' Adviser, is responsible for portfolio management of the Equity Plus Fund, Small Cap Fund and International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999 and the Equity Plus Fund and Small Cap Fund since June 2000.

     The portfolio manager for U.S. Government Securities and Fixed Income Fund is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of Fixed Income Fund's portfolio since February 1998. Mr. Beaumont has been primarily responsible for management of U.S. Government Securities Fund's portfolio since January 1995, previously having assisted with those duties. He joined Michigan National Bank in 1987 and served as Vice President--Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant."



                                                                   April 2, 2001

CUSIP        CUSIP                                                    26344
453777807    453777815
CUSIP        CUSIP
453777864    453777823
CUSIP        CUSIP
453777781    453777872
CUSIP        CUSIP
453777773    453777831
CUSIP
453777849

CUSIP
453777799